U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☐

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 46	☒

(Check appropriate box or boxes)

SPIRIT OF AMERICA INVESTMENT FUND, INC

(Exact Name of Registrant as Specified in Charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, New York 11791-9006

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (516) 390-5555

Mr. David Lerner

David Lerner Associates, Inc

477 Jericho Turnpike

Syosset, New York 11791

(Name and Address of Agent for Service)

Copies to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 15, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment. (Post-Effective Amendment No. 43)

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 43 (“PEA #43”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 30, 2015, and pursuant to Rule 485(a)(2) would become effective on February 26, 2016.

This Post-Effective Amendment No. 45 is being filed pursuant to Rule 485(b)(1)(iii) on February 25, 2016 for the sole purpose of designating March 15, 2016 as the new date upon which PEA #43 shall become effective.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of PEA #43.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Syosset and State of New York on this 25th day of February, 2016.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

By:	/s/ David Lerner
David Lerner
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

*	Director, Chairman of the Board and President (Principal Executive Officer)
David Lerner

*	Treasurer (Principal Financial Officer and Principal Accounting Officer)
Alan Chodosh

*	Director
Stanley Thune		/s/ Joseph Pickard Joseph Pickard Attorney-in-Fact* February 25, 2016
* Richard Weinberger	Director